Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Instruments [Abstract]
Total Long-Term Debt, Net of Debt Issuance Costs	At December 31, 2023 and 2022, total long-term debt, net of debt issuance costs of $4.0 million and $6.6 million, respectively, consists of the following:

(in thousands)	2023	2022

0.500% Senior Unsecured Cash Convertible Notes due 2023	$—	$389,552
1.000% Senior Unsecured Cash Convertible Notes due 2024	483,019	464,331
0.000% Senior Unsecured Convertible Notes due 2027	497,869	497,336
German Private Placement (2017 Schuldschein)	120,956	116,699
German Private Placement (2022 Schuldschein)	407,950	393,532
Total long-term debt	1,509,794	1,861,450
Less: Current portion	587,970	389,552
Long-term portion	$921,824	$1,471,898
Repayments of long-term debt for the years ended December 31, 2023, 2022 and 2021 consisted of:

(in thousands)	2023	2022	2021

German Private Placement (2017 Schuldschein)	$—	$153,003	$41,145
0.500% Senior Unsecured Cash Convertible Notes due 2023	400,000	—	—
0.875% Senior Unsecured Cash Convertible Notes due 2021	—	—	200
3.75% Series B Senior Notes due October 16, 2022	—	300,000	—
3.90% Series C Senior Notes due October 16, 2024	—	27,000	—
Total repayment of long-term debt	$400,000	$480,003	$41,345
The principal amount, carrying amount and fair values of long-term debt instruments as of December 31, 2023 and 2022 are summarized below:

(in thousands)	2023
	Principal amount	Unamortized debt discount and issuance costs	Carrying amount	Fair value
				Amount	Leveling

Cash Convertible Notes due 2024	$500,000	($16,981)	$483,019	$513,500	Level 1
Convertible Notes due 2027	500,000	(2,131)	497,869	453,185	Level 1
German Private Placement (2017 Schuldschein)	121,009	(53)	120,956	118,978	Level 2
German Private Placement (2022 Schuldschein)	408,846	(896)	407,950	401,684	Level 2
	$1,529,855	($20,061)	$1,509,794	$1,487,347

(in thousands)	2022
	Principal amount	Unamortized debt discount and issuance costs	Carrying amount	Fair value
				Amount	Leveling

Cash Convertible Notes due 2023	$400,000	($10,448)	$389,552	$493,436	Level 1
Cash Convertible Notes due 2024	500,000	(35,669)	464,331	596,485	Level 1
Convertible Notes due 2027	500,000	(2,664)	497,336	471,545	Level 1
German Private Placement (2017 Schuldschein)	116,821	(122)	116,699	112,401	Level 2
German Private Placement (2022 Schuldschein)	394,638	(1,106)	393,532	378,302	Level 2
	$1,911,459	($50,009)	$1,861,450	$2,052,169

Future Maturities of Long-Term Debt	Future maturities of long-term debt stated at the carrying values as of December 31, 2023 are as follows:

Years ending December 31, (in thousands)

2024	$587,970
2025	56,836
2026	—
2027	614,800
2028	—
Thereafter	250,188
$1,509,794

Interest Expense Related to the Cash Convertible Notes	Interest expense for the years ended December 31, 2023 and 2022 related to the 2027 Notes and the Cash Convertible
Notes was comprised of the following:

(in thousands)	2023	2022

Coupon interest	$4,169	$7,000
Amortization of original issuance discount	27,341	30,170
Amortization of debt issuance costs	2,328	2,593
Total interest expense related to the convertible notes	$33,838	$39,763

Interest Rate, Corresponding Maturities, and Contingent Conversion Periods of Cash Convertible Notes	The interest rate and corresponding maturity of each Note are summarized in the table below. The Cash Convertible Notes that remain outstanding as of December 31, 2023 are solely convertible into cash in whole, but not in part, at the option of noteholders under the circumstances described below and during the contingent conversion periods as shown in the table below.

Cash convertible notes	Annual interest rate	Date of interest payments	Maturity date	Contingent conversion period	Conversion rate per $200,000 principal amount(1)

2024 Notes	1.000%	May 13 and November 13	November 13, 2024	From December 24, 2018 to August 2, 2024	4,360.3098

Summary of German Private Placement Tranches	A summary of the tranches is as follows:

				Carrying value (in thousands) as of December 31,
Currency	Notional amount	Interest rate	Maturity	2023	2022

EUR	€64.0 million	Fixed 1.09%	June 2024	$70,704	$68,215
EUR	€31.0 million	Floating EURIBOR + 0.7%	June 2024	34,247	33,041
EUR	€14.5 million	Fixed 1.61%	June 2027	16,005	15,443
				$120,956	$116,699

				Carrying value (in thousands) as of December 31,
Currency	Notional amount	Interest rate	Maturity	2023	2022

EUR	€51.5 million	Floating 6M EURIBOR + 0.55%	July 2025	$56,836	$54,803
EUR	€62.0 million	Fixed 2.741%	July 2027	68,388	65,967
EUR	€29.5 million	Floating 6M EURIBOR + 0.70%	July 2027	32,539	31,388
EUR	€37.0 million	Fixed 3.044%	July 2029	40,803	39,365
EUR	€103.0 million	Floating 6M EURIBOR + 0.85%	July 2029	113,586	109,585
EUR	€9.5 million	Fixed 3.386%	July 2032	10,475	10,107
EUR	€7.5 million	Floating 6M EURIBOR + 1.0%	July 2032	8,269	7,979
EUR	€70.0 million	Fixed 3.04%	August 2035	77,054	74,338
				$407,950	$393,532